Effects on Consolidated Statement of Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes			¥ 26,789
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	¥ (20)	¥ (76)	31
Foreign currency translation adjustment, net of applicable taxes			34,196
Pension liability adjustment, net of applicable taxes			(5,468)
Total other comprehensive income (loss)	43,385	58,895	55,548
Comprehensive income	441,419	514,848	536,261
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 453,102	¥ 523,431	546,443
Scenario, Previously Reported
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes			75,614
Unrealized gains (losses) on cash flow hedges, net of applicable taxes			45
Foreign currency translation adjustment, net of applicable taxes			39,124
Pension liability adjustment, net of applicable taxes			(4,742)
Total other comprehensive income (loss)			110,041
Comprehensive income			595,361
Comprehensive income attributable to NTT DOCOMO, INC.			605,543
Restatement Adjustment
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes			(48,825)
Unrealized gains (losses) on cash flow hedges, net of applicable taxes			(14)
Foreign currency translation adjustment, net of applicable taxes			(4,928)
Pension liability adjustment, net of applicable taxes			(726)
Total other comprehensive income (loss)			(54,493)
Comprehensive income			(59,100)
Comprehensive income attributable to NTT DOCOMO, INC.			¥ (59,100)